LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Schedule of carried values of the lease assets recognized and transactions
	Buildings	Cars	Total
Cost
January 1, 2024	3,839	184	4,023
Value adjustment	48	4	52
December 31, 2024	3,887	188	4,075
Accumulated Depreciation
January 1, 2024	(1,718)	(70)	(1,788)
Additions	(545)	(63)	(608)
December 31, 2024	(2,263)	(133)	(2,396)

Net Book value December 31, 2024	1,624	55	1,679
	Buildings	Cars	Total
Cost
January 1, 2023	4,918	155	5,073
Additions	662	103	765
Disposals- Sale of SSS	(1,741)	(74)	(1,815)
December 31, 2023	3,839	184	4,023
Accumulated Depreciation
January 1, 2023	(2,256)	(23)	(2,279)
Additions	(916)	(83)	(999)
Disposals- Sale of SSS	1,454	36	1,490
December 31, 2023	(1,718)	(70)	(1,788)

Net Book value December 31, 2023	2,121	114	2,235

Schedule of details regarding lease transactions
	For the year ended
	December 31, 2024	December 31, 2023
Interest expenses in respect of lease liabilities	282	337
Lease principal payments during the year	597	927